Borrowings - Reconciliation of EBITDA (Details) R in Millions, $ in Millions	6 Months Ended
	Jun. 30, 2019 USD ($)	Jun. 30, 2019 ZAR (R)	Dec. 31, 2018 USD ($)	Dec. 31, 2018 ZAR (R)	Jun. 30, 2018 USD ($)	Jun. 30, 2018 ZAR (R)
Borrowings
(Loss)/profit before royalties and tax	$ (155.5)	R (2,205.4)	$ (114.4)	R (1,491.0)	$ 21.8	R 266.7
Adjusted for:
Amortisation and depreciation	206.0	2,924.7	248.1	3,519.1	251.4	3,094.7
Interest income	(20.2)	(287.3)	(20.9)	(290.8)	(15.5)	(191.3)
Finance expense	110.7	1,571.3	124.4	1,750.5	112.4	1,384.2
Share-based payments	11.5	163.0	11.7	164.7	10.9	134.7
Loss/(gain) on financial instruments	37.7	535.5	(71.0)	(993.9)	(57.7)	(710.2)
(Gain)/loss on foreign exchange differences	(3.7)	(52.6)	(71.2)	(959.0)	(17.1)	(210.1)
Share of results of equity-accounted investees after tax	(18.0)	(255.7)	(9.9)	(145.7)	(16.1)	(198.5)
Change in estimates charged to profit or loss	(4.2)	(60.3)	(5.0)	(66.6)
Loss/(gain) on disposal of property, plant and equipment	0.3	4.9	(1.9)	(28.4)	(2.6)	(31.8)
Impairments	6.6	93.1	224.9	2,981.8	4.8	59.6
Gain on acquisition	(76.9)	(1,092.5)
Restructuring costs	44.6	633.2	3.1	48.4	7.7	94.4
Transaction costs	$ 6.9	97.5	14.7	209.5	15.7	193.0
Impact of IFRS 16		50.9
Gain on derecognition of borrowings and derivative instrument			(17.4)	(230.0)
Occupational healthcare expense			$ 0.4	5.2	$ 0.8	10.2
Adjusted post-adoption EBITDA		R 2,018.5		R 4,473.8		R 3,895.6